Financial Instruments and Risk Management - Summary of Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1],[2]	Dec. 31, 2020	[1]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 106,007	$ 79,010	[1],[2]	$ 267,716		$ 154,803
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 806	$ 472

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of cash flows for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.